Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	Shorter of the useful lives or the lease term
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	3 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives, term	5 years